Earnings (Loss) per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Disclosure of Earnings Per Share

	2019	2018	2017
	US cents per share
Basic earnings (loss) per ordinary share	(3)	32	(46)
- Continuing operations	87	52	35
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $364m (2018: $216m; 2017: $145m) and 418,349,777 (2018: 417,122,155; 2017: 415,440,077) shares being the weighted average number of ordinary shares in issue during the financial year.

- Discontinued operations	(90)	(20)	(81)
The calculation of basic earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of ($376m) (2018: ($83m); 2017: ($336m)) and 418,349,777 (2018: 417,122,155; 2017: 415,440,077) shares being the weighted average number of ordinary shares in issue during the financial year.

Diluted earnings (loss) per ordinary share	(3)	32	(46)
- Continuing operations	87	52	35
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of $364m (2018: $216m; 2017: $145m)and 418,349,777 (2018: 417,379,405; 2017: 415,440,077) shares being the diluted number of ordinary shares.

- Discontinued operations	(90)	(20)	(81)
The calculation of diluted earnings (loss) per ordinary share is based on profits (losses) attributable to equity shareholders of ($376m) (2018: ($83m); 2017: ($336m)) and 418,349,777 (2018: 417,379,405; 2017: 415,440,077) shares being the diluted number of ordinary shares.

In calculating the basic and diluted number of ordinary shares outstanding for the year, the following were taken into consideration:

	Number of shares
	2019	2018	2017
Ordinary shares	414,407,622	411,412,947	409,265,471
Fully vested options and currently exercisable(1)	3,942,155	5,709,208	6,174,606
Weighted average number of shares	418,349,777	417,122,155	415,440,077
Dilutive potential of share options(2)	—	257,250	—
Fully diluted number of ordinary shares	418,349,777	417,379,405	415,440,077

(1)
Employee compensation awards are included in basic earnings per share from the date that all necessary conditions have been satisfied and it is virtually certain that shares will be issued as a result of employees exercising their options.

(2)	The number of share options that could potentially dilute basic earnings in the future but were not included as the effect was anti-dilutive were 517,186 (2018: nil; 2017:576,426)

	US Dollars
Figures in millions	2019	2018	2017
Headline earnings (loss)
The profit (loss) attributable to equity shareholders was adjusted by the following to arrive at headline earnings (loss):
Profit (loss) attributable to equity shareholders From continuing and discontinued operations	(12)	133	(191)
Net impairment (impairment reversal) and derecognition of assets	559	102	298
Net (profit) loss on disposal of assets	(3)	32	(8)
Taxation thereon	(165)	(47)	(72)
	379	220	27

13    EARNINGS (LOSS) PER ORDINARY SHARE (continued)

	US Cents
Basic headline earnings (loss) per share
The calculation of basic headline earnings (loss) per ordinary share is based on basic headline earnings (losses) of $379m (2018: $220m; 2017: $27m) and 418,349,777 (2018: 417,122,155; 2017: 415,440,077) shares being the weighted average number of ordinary shares in issue during the year.	91	53	6
Diluted headline earnings (loss) per share
The calculation of diluted headline earnings (loss) per ordinary share is based on diluted headline earnings (losses) of $379m (2018: $220m; 2017: $27m) and 418,349,777 (2018: 417,379,405; 2017: 415,440,077) shares being the weighted average number of ordinary shares in issue during the year.	91	53	6